Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Income tax relating to realized losses on derivatives designated as cash flow hedges	$ 0	$ 0
Income tax relating to currency translation adjustments	0	0
Income tax relating to actuarial loss on post employment benefit obligations	0	(1)
Income tax relating to net change on equity investments	$ (7)	$ 8